DELAWARE VIP SMID CAP GROWTH SERIES
Delaware VIP Smid Cap Growth Series
DELAWARE VIP® TRUST

Delaware VIP Smid Cap Growth Series
(the “Series”)

Supplement to the Series’ Standard Class and Service Class
Statutory Prospectuses dated April 29, 2012

On August 23, 2012, the Board of Trustees of Delaware VIP Trust voted to approve changes relating to the way the Series defines small and mid cap size companies. These changes will be effective immediately.

The following replaces the information in the first paragraph of the section entitled, “Series Summary – Delaware VIP Smid Cap Growth Series - WHAT ARE THE SERIES’ PRINCIPAL INVESTMENT STRATEGIES?”:

The Series invests primarily in common stocks of growth-oriented companies that its investment manager, Delaware Management Company (Manager), believes have long-term capital appreciation potential and expect to grow faster than the U.S. Growth Index.  The two indices listed above are for purposes of determining range and not for targeting portfolio management.   As of June 29, 2012, the Russell 2000 Growth Index had a market capitalization range between $10.7 million and $3.8 billion, and the Russell Midcap Growth Index had a market capitalization range between $252.4 million and $18.6 billion. The market capitalization range for the indices listed above will change on a periodic basis. A company’s market capitalization is determined based on its current market capitalization.

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated August 30, 2012.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 30, 2012
Entity Registrant Name	dei_EntityRegistrantName	DELAWARE VIP TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000814230
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug 30, 2012
Prospectus Date	rr_ProspectusDate	Apr 29, 2012
DELAWARE VIP SMID CAP GROWTH SERIES
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP Smid Cap Growth Series
Supplement [Text Block]	dgrpx_SupplementTextBlock
DELAWARE VIP® TRUST

Delaware VIP Smid Cap Growth Series
(the “Series”)

Supplement to the Series’ Standard Class and Service Class
Statutory Prospectuses dated April 29, 2012

On August 23, 2012, the Board of Trustees of Delaware VIP Trust voted to approve changes relating to the way the Series defines small and mid cap size companies. These changes will be effective immediately.

The following replaces the information in the first paragraph of the section entitled, “Series Summary – Delaware VIP Smid Cap Growth Series - WHAT ARE THE SERIES’ PRINCIPAL INVESTMENT STRATEGIES?”:

The Series invests primarily in common stocks of growth-oriented companies that its investment manager, Delaware Management Company (Manager), believes have long-term capital appreciation potential and expect to grow faster than the U.S. Growth Index.  The two indices listed above are for purposes of determining range and not for targeting portfolio management.   As of June 29, 2012, the Russell 2000 Growth Index had a market capitalization range between $10.7 million and $3.8 billion, and the Russell Midcap Growth Index had a market capitalization range between $252.4 million and $18.6 billion. The market capitalization range for the indices listed above will change on a periodic basis. A company’s market capitalization is determined based on its current market capitalization.

Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated August 30, 2012.